Goodwill and Other Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Impairment losses	$ (35,032)	$ (143,543)	$ (8,067)	$ (178,575)	$ (60,000)
Goodwill and Other Intangible Assets (Textual) [Abstract]
Amortization method			on a straight-line basis over their estimated useful lives
Utility T&D [Member]
Restructuring Cost and Reserve [Line Items]
Impairment losses			(8,067)	(143,543)
Oil & Gas [Member]
Restructuring Cost and Reserve [Line Items]
Impairment losses				(30,709)	(54,686)
Canada [Member]
Restructuring Cost and Reserve [Line Items]
Impairment losses				(2,210)
Professional Services [Member]
Restructuring Cost and Reserve [Line Items]
Impairment losses				$ (2,113)	$ (5,314)
Income Approach Valuation Technique [Member]
Restructuring Cost and Reserve [Line Items]
Projected future annual cash flows period			8 years
Weighted average cost of capital			16.00%
Terminal growth rate used for analysis			3.00%
Company weighted approaches			70.00%
Market Approach Multiples of EBITDA Valuation Technique [Member]
Restructuring Cost and Reserve [Line Items]
EBITDA Multiples Used			4.3
Company weighted approaches			30.00%
Market Approach Comparison of Recent Transactions Valuation Technique [Member]
Restructuring Cost and Reserve [Line Items]
EBITDA Multiples Used
Company weighted approaches			0.00%
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Revenue compounded annual growth rates					3.00%
Estimated useful lives of intangible asset			5 years
Minimum [Member] | InfrastruX [Member] | Utility T&D [Member]
Restructuring Cost and Reserve [Line Items]
Estimated useful lives of intangible asset			10 years
Minimum [Member] | Income Approach Valuation Technique [Member]
Restructuring Cost and Reserve [Line Items]
Weighted average cost of capital				17.00%	14.00%
Revenue compounded annual growth rates			(7.70%)	2.50%
EBITDA margins			8.00%	4.10%	4.20%
Minimum [Member] | Market Approach Multiples of EBITDA Valuation Technique [Member]
Restructuring Cost and Reserve [Line Items]
EBITDA Multiples Used				3.0	4.5
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Revenue compounded annual growth rates					34.60%
Estimated useful lives of intangible asset			15 years
Maximum [Member] | InfrastruX [Member] | Utility T&D [Member]
Restructuring Cost and Reserve [Line Items]
Estimated useful lives of intangible asset			15 years
Maximum [Member] | Income Approach Valuation Technique [Member]
Restructuring Cost and Reserve [Line Items]
Weighted average cost of capital				18.00%	15.00%
Revenue compounded annual growth rates			3.00%	41.00%
EBITDA margins			8.20%	12.00%	6.70%
Maximum [Member] | Market Approach Multiples of EBITDA Valuation Technique [Member]
Restructuring Cost and Reserve [Line Items]
EBITDA Multiples Used				4.5	5.5